Key developments (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands, $ in Thousands																	1 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 19, 2022 CAD ($)	Dec. 13, 2022 USD ($) oz	Dec. 13, 2022 AUD ($) oz	Oct. 28, 2022 USD ($)	Oct. 27, 2022	Sep. 26, 2022 USD ($) oz	Sep. 22, 2022 USD ($)	Apr. 29, 2022 CAD ($)	Mar. 07, 2022 USD ($) shares	Mar. 07, 2022 CAD ($) shares	Feb. 15, 2022 USD ($)	Feb. 14, 2022	Feb. 04, 2022 CAD ($)	Dec. 21, 2021 USD ($)	Jun. 29, 2021 $ / shares shares	May 26, 2021 $ / shares shares	Oct. 31, 2021 shares	Mar. 31, 2019 USD ($)	Oct. 05, 2021 shares	Oct. 31, 2022 shares	Jun. 29, 2021 USD ($) $ / shares	Nov. 14, 2023 shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2022 $ / shares	Nov. 30, 2022 shares	Sep. 21, 2022 USD ($)	Dec. 22, 2021 $ / shares shares	Apr. 16, 2021 USD ($)	Mar. 26, 2021 USD ($) item	Jan. 12, 2021 USD ($) item
Key Developments
Number of shares authorized to be repurchased | shares																	2,000,000									2,000,000
Number of shares authorized to be repurchased per day | shares																	8,218					9,186
Percentage of average daily trading volume of the common shares that can be repurchased																			25.00%	25.00%
Average daily trading volume of the common shares | shares																			32,872	36,744
Proceeds from share issuance																								$ 245,115
IPO
Key Developments
Number of treasury common shares issued | shares																19,230,770
Offering price per share | $ / shares																$ 13.00
Proceeds from share issuance																					$ 245,115
Over-allotment option
Key Developments
Number of treasury common shares issued | shares															1,058,553
Offering price per share | $ / shares															$ 13.00						$ 13.00
Clean Air Metals NSR Royalty
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired	2.50%
Consideration funded for acquisition of ("NSR") royalty.	$ 10,000
Consideration payable for acquisition of ("NSR") royalty.	$ 5,000
Period for payment of remaining amount	90 days
Maximum allowed percentage of the NSR royalty that can be bought down.	40.00%
Reduced percentage of net smelter returns ("NSR") royalty	1.50%
Payments for acquisition of net smelter returns ("NSR") royalty	$ 15,000
Payment to be received to reduce net smelter returns ("NSR") royalty																							$ 10,500
Prieska GRR
Key Developments
Acquisition of gross revenue return ("GRR")			$ 10,000
Percentage of gross revenue from future production		0.80%	0.80%
Prieska Stream
Key Developments
Acquisition of gold and silver stream		$ 80,000
Initial amount of gold to be delivered in the stream agreement | oz		94,300	94,300
Initial amount of silver to be delivered in the stream agreement | oz		5,710,000	5,710,000
Reduced percentage of payable gold and silver for the remaining mine life		50.00%	50.00%
Percentage of spot gold price for each ounce of gold delivered as ongoing payments		10.00%	10.00%
Percentage of spot silver price for each ounce of silver delivered as ongoing payments		10.00%	10.00%
Pumpkin Hollow
Key Developments
Percentage of gold and silver stream																							97.50%
Royalty rate				2.00%	0.70%																		2.00%
Funding of restart financing package to support mine restart and ramp-up.				$ 30,000
Additional funding to increase net smelter returns ("NSR") royalty				26,192
Remaining funding for metal purchase and sale agreement				$ 3,808
Sofia Project
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired									1.00%	1.00%
Transaction costs capitalised									$ 192
Percentage of additional NSR royalty									1.00%	1.00%
Payments for acquisition of net smelter returns ("NSR") royalty									$ 5,000
Beaufor royalty purchase agreement
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired													2.00%
Additional funding to increase net smelter returns ("NSR") royalty													$ 4,500
Percentage of milestone-based stepdown in net smelter returns ("NSR") royalty													1.00%
Increased percentage of net smelter returns ("NSR") royalty													2.75%
Payments for acquisition of net smelter returns ("NSR") royalty													$ 6,750
Tamarack Project
Key Developments
Consideration to acquire royalty																		$ 5,000
Chilean Royalty Portfolio
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired														2.00%
Reduced percentage of net smelter returns ("NSR") royalty														1.00%
Transaction costs capitalised														$ 98
Payments for acquisition of net smelter returns ("NSR") royalty														$ 4,900
Aster 2
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired														2.00%
Reduced percentage of net smelter returns ("NSR") royalty														1.00%
Payment to be received to reduce net smelter returns ("NSR") royalty														$ 2,000
Aster 3
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired														2.00%
Reduced percentage of net smelter returns ("NSR") royalty														1.00%
Payment to be received to reduce net smelter returns ("NSR") royalty														$ 4,000
Helada
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired														2.00%
Reduced percentage of net smelter returns ("NSR") royalty														1.00%
Payment to be received to reduce net smelter returns ("NSR") royalty														$ 4,000
IAMGOLD Royalty Portfolio
Key Developments
Transaction costs capitalised																													$ 393
Number of royalties agreed to acquire | item																															34
Aggregate acquisition price of royalties																														$ 35,667	$ 45,667
Number of royalties acquired | item																														33
Steppe Gold Prepaid Gold Interest
Key Developments
Payments to acquire financial assets						$ 4,800
Ounces of gold to be received | oz						3,000
Period to deliver gold						8 months
Gunnison
Key Developments
Number of common share purchase warrants held | shares																												3,500,000
Exercise price of common share purchase warrants | $ / shares																									$ 0.54			$ 1.50
Nevada Copper | Pumpkin Hollow
Key Developments
Maximum allowed percentage of the NSR royalty that can be bought down.				1.30%
Royalty rate					0.70%
Payments to reduce royalty rate				$ 33,000
Maximum period for buy down royalty				24 months
2673502 Ontario Inc. | Sofia Project
Key Developments
Number of shares acquired | shares									2,000,000	2,000,000
Payments for purchase of common shares										$ 3,000
2673502 Ontario Inc. | AndeX Minerals
Key Developments
Ownership (in percent)									96.00%	96.00%
AndeX Minerals | Sofia Project
Key Developments
Ownership percentage in project									100.00%	100.00%
Talon Nickel (USA) LLC | Tamarack Project
Key Developments
Royalty rate											1.85%	3.50%
Payments to reduce royalty rate											$ 4,500
Gain from reduction of net smelter returns ("NSR") royalty											$ 2,099
Payable gold | Prieska Stream
Key Developments
Initial percentage of mine production to be delivered		84.00%	84.00%
Required ounces per tonne of copper contained in concentrate | oz		0.359	0.359
Reference gold | Prieska Stream
Key Developments
Initial percentage of mine production to be delivered		84.00%	84.00%
Reference silver | Prieska Stream
Key Developments
Initial percentage of mine production to be delivered		84.00%	84.00%
Payable silver | Prieska Stream
Key Developments
Required ounces per tonne of copper contained in concentrate | oz		21.736	21.736
Revolving credit facility
Key Developments
Notional amount							$ 500,000
Extension in maturity term of borrowings							3 years
Uncommitted accordion amount							$ 200,000																				$ 100,000
Working capital facility							700,000
Transaction costs capitalised							$ 1,844
Percentage of gross revenue from future production							3 years
Pumpkin Hollow Senior Credit Facility, Tranche 2
Key Developments
Notional amount				$ 25,000
Proceeds from credit facility				$ 5,000
Stornoway Working Capital Facility | Stornoway Diamonds (Canada) Inc
Key Developments
Working capital facility								$ 20,000
Stornoway Working Capital Facility | TF R&S Canada Limited
Key Developments
Proceeds from repayment of Stornoway Working Capital Facility								1,493
Working capital facility receivable maximum amount allowed								$ 2,600
Amount outstanding under Working Capital Facility to trigger quarterly stream payments																							$ 0